Business Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Operating Segments and Geographic Information

The following tables present financial information regarding Komatsu’s operating segments and geographic information at March 31, 2013, 2012 and 2011, and for the years then ended:

Operating segments:

	Millions of yen
	2013	2012	2011
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,677,049	¥1,739,348	¥1,615,689
Intersegment	2,530	4,925	2,392

Total	1,679,579	1,744,273	1,618,081
Industrial Machinery and Others –
External customers	207,942	242,415	227,438
Intersegment	8,349	8,724	10,916

Total	216,291	251,139	238,354
Elimination	(10,879)	(13,649)	(13,308)

Consolidated	¥1,884,991	¥1,981,763	¥1,843,127

Segment profit:
Construction, Mining and Utility Equipment	¥208,951	¥246,291	¥220,830
Industrial Machinery and Others	6,222	16,779	20,965

Total segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)

Total	214,012	258,663	234,972
Impairment loss on long-lived assets	1,907	3,106	5,142
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥204,603	¥249,609	¥219,809

Segment assets:
Construction, Mining and Utility Equipment	¥2,195,232	¥1,965,406	¥1,859,004
Industrial Machinery and Others	282,342	278,232	270,736
Corporate assets and elimination	40,283	76,891	19,397

Consolidated	¥2,517,857	¥2,320,529	¥2,149,137

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥78,589	¥80,521	¥80,780
Industrial Machinery and Others	9,416	8,494	7,662

Consolidated	¥88,005	¥89,015	¥88,442

Capital investment:
Construction, Mining and Utility Equipment	¥127,706	¥115,518	¥92,049
Industrial Machinery and Others	9,256	6,520	5,689

Consolidated	¥136,962	¥122,038	¥97,738

Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Construction, Mining and Utility Equipment	¥1,153	¥2,330	¥4,969
Industrial Machinery and Others	754	776	173

Total	¥1,907	¥3,106	¥5,142

Net Sales Determined by Customer Location

Net sales determined by customer location for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Japan	¥380,024	¥402,505	¥349,184
The Americas	561,962	460,814	397,427
Europe and CIS	203,878	207,848	165,418
China	156,030	270,017	428,208
Asia (excluding Japan and China) and Oceania	454,394	513,575	398,366
Middle East and Africa	128,703	127,004	104,524

Consolidated net sales	¥1,884,991	¥1,981,763	¥1,843,127

Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location

Net sales determined by geographic origin for the years ended March 31, 2013, 2012 and 2011, and property, plant and equipment determined based on physical location at March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Net sales:
Japan	¥622,121	¥723,568	¥641,502
U.S.A.	534,781	436,300	391,380
Europe and CIS	203,668	217,085	175,217
China	122,373	196,537	332,581
Others	402,048	408,273	302,447

Total	¥1,884,991	¥1,981,763	¥1,843,127

Property, plant and equipment:
Japan	¥367,610	¥356,424	¥354,797
U.S.A.	85,499	67,350	63,972
Europe and CIS	32,015	29,483	29,868
Others	100,096	76,399	59,750

Total	¥585,220	¥529,656	¥508,387